CPG COOPER SQUARE INTERNATIONAL EQUITY, LLC

SCHEDULE OF INVESTMENTS

December 31, 2020 (UNAUDITED)

Common Stock (76.67%)	Shares	Cost	Fair Value
Australia (3.53%)
CSL, Ltd.	2,598	$547,298	$567,705
Treasury Wine Estates, Ltd.	78,384	519,257	568,559
		1,066,555	1,136,264

British Virgin Islands (1.22%)
Everarc Holdings, Ltd.(a)	28,037	364,590	392,518

China (3.29%)
Alibaba Group Holding, Ltd.(a)	19,119	663,165	573,532
Tencent Holdings, Ltd.	6,647	502,113	483,490
		1,165,278	1,057,022

France (7.74%)
Edenred	29,153	1,490,711	1,655,452
Pernod Ricard SA	4,345	742,200	833,599
		2,232,911	2,489,051

Germany (13.28%)
CompuGroup Medical SE & Co. KgaA	4,455	390,191	428,442
CTS Eventim AG & Co. KGaA(a)	11,597	574,726	771,909
Merck KGaA	5,577	866,481	957,711
SAP SE	10,833	1,221,347	1,421,171
Scout24 AG	8,451	675,385	693,312
		3,728,130	4,272,545

Great Britain (11.66%)
Clarivate PLC(a)	37,879	1,060,479	1,125,385
Electrocomponents PLC	68,565	675,954	815,875
IHS Markit, Ltd.	6,124	532,760	550,119
Melrose Industries PLC(a)	516,819	925,639	1,257,862
		3,194,832	3,749,241

Hong Kong (4.72%)
AIA Group, Ltd.	123,880	1,269,540	1,517,775

Ireland (3.06%)
CRH PLC	23,624	892,686	983,353

Common Stock (continued)	Shares	Cost	Fair Value
Japan (13.47%)
Justsystems Corp.	5,995	$400,349	$416,332
Keyence Corp.	630	297,984	353,915
NOF Corp.	22,775	948,506	1,153,695
Obic Co., Ltd.	2,640	507,989	530,071
Shimano, Inc.	2,365	549,428	551,707
Shiseido Co., Ltd.	7,925	503,682	547,753
Trancom Co., Ltd.	9,020	706,096	780,170
		3,914,034	4,333,643

Netherlands (2.73%)
ASML Holding NV	1,803	715,704	877,019

Switzerland (4.10%)
Alcon, Inc.(a)	19,831	1,183,922	1,320,048

United States (7.87%)
Fidelity National Information Services, Inc.	8,371	1,124,850	1,184,162
PerkinElmer, Inc.	9,378	1,244,620	1,345,743
		2,369,470	2,529,905

Total Common Stock		$22,097,652	$24,658,384

Total Investments (76.67%)		$22,097,652	$24,658,384
Other Assets In Excess of Liabilities (23.33%)(b)			7,501,654
Net Assets (100.00%)			$32,160,038

(a)	Non-income producing security.
(b)	Includes cash which is being held as collateral for total return swap contracts and securities sold short.

Industry Composition (December 31, 2020) (Unaudited)
IT Services	10.48%
Software	5.71%
Professional Services	5.21%
Insurance	4.72%
Beverages	4.36%
Life Sciences Tools & Services	4.19%
Health Care Equipment & Supplies	4.10%
Electrical Equipment	3.91%
Interactive Media & Services	3.66%
Chemicals	3.59%
Construction Materials	3.06%
Pharmaceuticals	2.98%
Semiconductors & Semiconductor Equipment	2.73%
Trading Companies & Distributors	2.54%
Road & Rail	2.43%
Entertainment	2.40%
Internet & Direct Marketing Retail	1.78%
Biotechnology	1.76%
Leisure Products	1.71%
Personal Products	1.70%
Health Care Technology	1.33%
Capital Markets	1.22%
Electronic Equipment, Instruments & Components	1.10%
76.67%

Percentages are based upon common stocks, preferred stocks, corporate bonds, convertible corporate bonds, and U.S. Treasury obligations as a percentage of net assets.

TOTAL RETURN SWAP CONTRACTS

Counter Party	Reference Entity/Obligation	Currency	Notional Amount	Floating Rate Index	Floating Rate Paid by the Fund	Termination Date	Value	Net Unrealized Appreciation
Morgan Stanley	Abcam PLC	USD	$(11,042,088)	FEDEF-1D	50 bps	12/02/2021	$(11,030,114)	$11,973
Morgan Stanley	Adyen NV	USD	473,165	FEDEF-1D	50 bps	12/02/2021	579,189	106,024
Morgan Stanley	Amadeus IT Group SA	USD	(20,464,010)	FEDEF-1D	50 bps	12/02/2021	(20,400,123)	63,887
Morgan Stanley	Ansell, Ltd.	USD	(125,897)	FEDEF-1D	(50) bps	12/10/2021	(124,651)	1,246
Morgan Stanley	Auto Trade Group PLC	USD	88,705	FEDEF-1D	50 bps	01/03/2022	95,428	6,723
Morgan Stanley	Barry Callebaut AG	USD	352,273	FEDEF-1D	50 bps	12/23/2021	383,098	30,825
Morgan Stanley	Becle SAB de CV	USD	(88,551,077)	FEDEF-1D	130 bps	12/03/2021	(88,423,980)	127,098
Morgan Stanley	Bureau Veritas SA	USD	624,982	FEDEF-1D	50 bps	12/02/2021	698,505	73,523
Morgan Stanley	Chr Hansen Holding A/S	USD	396,526	FEDEF-1D	50 bps	12/02/2021	405,181	8,655
Morgan Stanley	Constellation Software, Inc.	USD	865,383	FEDEF-1D	30 bps	12/02/2021	974,684	109,301
Morgan Stanley	Deutsche Boerse AG	USD	466,669	FEDEF-1D	50 bps	12/20/2021	480,975	14,306
Morgan Stanley	Duerr AG	USD	(29,667,627)	FEDEF-1D	30 bps	12/02/2021	(29,564,417)	103,210
Morgan Stanley	Experian PLC	USD	431,152	FEDEF-1D	50 bps	12/27/2021	455,018	23,866
Morgan Stanley	Kerry Group PLC	USD	(4,295,032)	FEDEF-1D	50 bps	12/02/2021	(4,291,227)	3,805
Morgan Stanley	Koninklijke Philips NV	USD	597,861	FEDEF-1D	50 bps	12/02/2021	652,331	54,470
Morgan Stanley	L'Oreal SA	USD	(14,500,052)	FEDEF-1D	50 bps	12/02/2021	(14,480,909)	19,143
Morgan Stanley	MS Swap Consumer Basket Index	USD	(46,776)	FEDEF-1D	(35) bps	12/02/2021	(46,540)	236
Morgan Stanley	MS Swap MSSENDUS Basket Index	USD	(409,645)	FEDEF-1D	(30) bps	12/02/2021	(407,349)	2,296
Morgan Stanley	Nantex Industry Co., Ltd.	USD	(145,694)	FEDEF-1D	(250) bps	12/10/2021	(145,008)	685
Morgan Stanley	Nestle SA	USD	546,806	FEDEF-1D	50 bps	12/02/2021	574,130	27,324
Morgan Stanley	Partners Group Holding AG	USD	342,372	FEDEF-1D	50 bps	12/02/2021	403,977	61,605
Morgan Stanley	Prudential PLC	USD	586,006	FEDEF-1D	50 bps	01/03/2022	626,185	40,179
Morgan Stanley	Reckitt Benckiser Group PLC	USD	801,613	FEDEF-1D	50 bps	12/02/2021	818,846	17,233
Morgan Stanley	RELX PLC	USD	547,510	FEDEF-1D	50 bps	12/02/2021	625,183	77,673
Morgan Stanley	Safran SA	USD	(50,710,048)	FEDEF-1D	50 bps	12/02/2021	(50,630,059)	79,989
Morgan Stanley	Sensata Technologies Holding PLC	USD	848,323	FEDEF-1D	30 bps	12/02/2021	935,935	87,612
Morgan Stanley	Sika AG	USD	621,494	FEDEF-1D	50 bps	12/02/2021	675,574	54,080
Morgan Stanley	Taiwan Semiconductor Manufacturing Co., Ltd.	USD	(77,510,801)	FEDEF-1D	95 bps	12/02/2021	(77,370,886)	139,914
Morgan Stanley	Telefonaktiebolaget LM Ericsson	USD	629,410	FEDEF-1D	50 bps	12/02/2021	634,623	5,213
Morgan Stanley	Temenos AG	USD	321,033	FEDEF-1D	50 bps	12/02/2021	379,137	58,104
Morgan Stanley	TGS NOPEC Geophysical Co. ASA	USD	177,740	FEDEF-1D	50 bps	12/24/2021	187,436	9,696
			$(287,749,721)				$(286,329,830)	$1,419,891

Counter Party	Reference Entity/Obligation	Currency	Notional Amount	Floating Rate Index	Floating Rate Paid by the Fund	Termination Date	Value	Net Unrealized Appreciation
Morgan Stanley	AU Optronics Corp.	USD	$(123,069)	FEDEF-1D	(350) bps	12/10/2021	$(143,676)	$(20,607)
Morgan Stanley	Fortescue Metals Group, Ltd.	USD	(340,062)	FEDEF-1D	(50) bps	12/02/2021	(441,709)	(101,647)
Morgan Stanley	GS HK Domestic Basket Index	HKD	(210,425)	HONIX-1D	(55) bps	12/02/2021	(225,653)	(15,228)
Morgan Stanley	Innolux Corp.	USD	(195,708)	FEDEF-1D	(250) bps	12/10/2021	(253,381)	(57,673)
Morgan Stanley	MS Swap EU Luxury Basket Index	EUR	(193,603)	EONIA-1D	(35) bps	12/02/2021	(194,818)	(1,215)
Morgan Stanley	MS Swap Japan Retail Basket Index	JPY	(194,784)	MUTSC-1D	(120) bps	12/02/2021	(199,545)	(4,761)
Morgan Stanley	Rational AG	USD	61,334,124	FEDEF-1D	(40) bps	12/02/2021	61,272,257	(61,867)
Morgan Stanley	Societe BIC SA	USD	228,104	FEDEF-1D	50 bps	12/09/2021	216,878	(11,226)
Morgan Stanley	STOXX Europe 600 Chemicals Index	USD	(32,530)	FEDEF-1D	(10) bps	12/02/2021	(65,060)	(32,530)
			$60,272,046				$59,965,293	$(306,753)
TOTAL			$(227,477,675)				$(226,364,537)	$1,113,138

Schedule of Securities Sold Short
	Shares	Proceeds	Fair Value
Common Stocks -31.96%
Australia (0.54%)
BHP Group PLC	(6,555)	$(140,073)	$(172,487)

Belgium (2.06%)
Etablissements Franz Colruyt NV	(11,162)	(658,701)	(661,968)

Canada (0.50%)
Cargojet, Inc.	(951)	(157,080)	(160,364)

Denmark (2.48%)
A P Moller-Maersk AS	(155)	(296,944)	(346,384)
GN Store Nord AS	(2,546)	(195,989)	(203,898)
Novozymes A/S, Class B	(4,318)	(254,881)	(248,071)
		(747,814)	(798,353)

Finland (3.49%)
Orion Oyj, Class B	(14,182)	(627,305)	(651,235)
UPM-Kymmene Oyj	(12,681)	(381,027)	(472,768)
		(1,008,332)	(1,124,003)

France (0.54%)
Kering SA	(239)	(165,968)	(173,819)

Germany (4.80%)
Draegerwerk AG & Co. KGaA	(4,009)	(318,873)	(308,047)
HelloFresh SE	(9,100)	(512,393)	(703,688)

	Shares	Proceeds	Fair Value
Germany (continued)
HUGO BOSS AG	(1,865)	$(47,834)	$(62,274)
Wacker Chemie AG	(3,294)	(360,355)	(470,546)
		(1,239,455)	(1,544,555)

Great Britain (7.51%)
Domino's Pizza Group PLC	(33,708)	(142,971)	(145,604)
Hargreaves Lansdown PLC	(10,360)	(186,983)	(215,964)
Intercontinental Hotels Group	(3,096)	(174,348)	(198,484)
Kingfisher PLC	(80,374)	(298,975)	(297,081)
Pearson PLC	(86,639)	(633,072)	(805,805)
Rio Tinto PLC	(2,297)	(142,078)	(171,752)
Schroders PLC	(9,819)	(391,577)	(447,895)
Spirax-Sarco Engineering PLC	(869)	(127,444)	(134,171)
		(2,097,448)	(2,416,756)

Italy (0.39%)
Recordati Industria Chimica e Farmaceutica SpA	(2,276)	(119,210)	(126,235)

Japan (2.26%)
Mitsui Chemicals, Inc.	(3,900)	(103,634)	(114,267)
Otsuka Corp.	(2,915)	(140,563)	(153,874)
Pigeon Corp.	(2,900)	(132,223)	(119,517)
Skylark Holdings Co., Ltd.	(6,300)	(91,504)	(97,449)
Sugi Holdings Co., Ltd.	(1,680)	(113,930)	(112,277)
Zensho Holdings Co., Ltd.	(5,000)	(120,568)	(130,224)
		(702,422)	(727,608)

Netherlands (1.92%)
Koninklijke Ahold Delhaize NV	(10,587)	(294,566)	(299,361)
Randstad NV	(4,887)	(309,898)	(318,348)
		(604,464)	(617,709)

Norway (0.42%)
Orkla ASA	(13,351)	(127,509)	(135,663)

Philippines (0.36%)
PLDT, Inc., ADR	(4,178)	(114,311)	(116,608)

Sweden (3.04%)
Electrolux AB, Series B	(13,987)	(328,512)	(325,893)
Husqvarna AB	(25,439)	(269,030)	(329,892)
ICA Gruppen AB	(4,946)	(232,781)	(247,464)
SKF AB	(2,848)	(63,353)	(74,004)
		(893,676)	(977,253)

Switzerland (1.67%)
Belimo Holding AG	(8)	(61,344)	(69,506)

	Shares	Proceeds	Fair Value
Switzerland (continued)
EMS-Chemie Holding AG	(70)	$(61,814)	$(67,549)
Swisscom AG	(741)	(382,412)	(399,945)
		(505,570)	(537,000)

Total Common Stocks
		(9,282,033)	(10,290,381)

Exchange Traded Funds (4.71%)
Invesco DB US Dollar Index Bullish Fund	(13,530)	(340,487)	(327,967)
Invesco STOXX Europe 600 Optimised Health Care UCITS ETF	(434)	(145,409)	(157,288)
iShares® MSCI ACWI ex US ETF	(3,711)	(177,481)	(196,831)
iShares® MSCI Brazil ETF	(6,541)	(193,431)	(242,475)
Vanguard® FTSE Europe ETF	(1,631)	(89,037)	(98,251)
Vanguard® Total International Stock ETF	(3,827)	(207,338)	(230,232)
WisdomTree India Earnings Fund	(8,937)	(221,990)	(261,050)

Total Exchange Traded Funds
		$(1,375,173)	$(1,514,094)

Schedule of Securities Sold Short (36.69%)
(Proceeds $10,657,206)		$(10,657,206)	$(11,804,475)

Industry Composition (December 31, 2020) (Unaudited)
Building Products	-0.22%
Wireless Telecommunication Services	-0.36%
Household Products	-0.37%
Food Products	-0.42%
IT Services	-0.48%
Air Freight & Logistics	-0.50%
Machinery	-0.65%
Textiles, Apparel & Luxury Goods	-0.73%
Specialty Retail	-0.92%
Professional Services	-0.99%
Metals & Mining	-1.07%
Marine	-1.08%
Diversified Telecommunication Services	-1.24%
Paper & Forest Products	-1.47%
Health Care Equipment & Supplies	-1.59%
Hotels, Restaurants & Leisure	-1.77%
Household Durables	-2.04%
Capital Markets	-2.06%
Internet & Direct Marketing Retail	-2.19%
Pharmaceuticals	-2.41%
Media	-2.51%
Chemicals	-2.80%
Food & Staples Retailing	-4.11%
NA	-4.71%
-36.69%

Percentages are based upon net assets.

See accompanying Notes to Schedule of Investments.

CPG COOPER SQUARE INTERNATIONAL EQUITY, LLC

NOTES TO SCHEDULE OF INVESTMENTS

December 31, 2020 (UNAUDITED)

The following is a summary of significant accounting policies followed by the CPG Cooper Square International Equity, LLC (the “Fund”) in the preparation of its Schedule of Investments. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund meets the definition of an investment company and follows the accounting and reporting guidance as issued through Accounting Standards Codification (“ASC”) 946, Financial Services – Investment Companies.

The Fund values its investments in investment funds at fair value in accordance with FASB ASC 820, Fair Value Measurement (“ASC 820”).

ASC 820 defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in valuing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observation of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

•	Level 1 — unadjusted quoted prices in active markets for identical financial instruments that the reporting entity has the ability to access at the measurement date.

•	Level 2 — inputs other than quoted prices included within Level 1 that are observable for the financial instrument, either directly or indirectly. Level 2 inputs also include quoted prices for similar assets and liabilities in active markets, and quoted prices for identical or similar assets and liabilities in markets that are not active.

•	Level 3 — significant unobservable inputs for the financial instrument (including Management’s own assumptions in determining the fair value of investments).

Equity securities, including common stocks and closed-end funds are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser or valuation committee in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

The following is a summary of the inputs used at December 31, 2020 in valuing the Fund’s assets and liabilities:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	24,658,384	–	–	24,658,384
TOTAL	$24,658,384	$–	$–	$24,658,384

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts(a)	–	1,419,891	–	1,419,891
Liabilities
Securities Sold Short
Common Stocks	(10,290,381)	–	–	(10,290,381)
Exchange Traded Funds	(1,514,094)	–	–	(1,514,094)
Total Return Swap Contracts(a)	–	(306,753)	–	(306,753)
TOTAL	$(11,804,475)	$1,113,138	$–	$(10,691,337)

(a)	Swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date.